Other operating income and expenses - Schedule of other operating income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Gain from assets disposal		$ 9,999
Payments received from farmout agreement	$ 20,000	10,000
Oil and gas assets [member]
Statement [Line Items]
Disposals, property, plant and equipment	1,654	882
Farmout agreement [Member]
Statement [Line Items]
Disposals, intangible assets and goodwill	$ 128	68
Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Gain from assets disposal		9,788
Transfer of Mexicos Exploration Assets [Member]
Statement [Line Items]
Gain from assets disposal		198
Sur Ro Deseado Este Area [Member]
Statement [Line Items]
Gain from assets disposal		$ 13